Financial Risk Factors and Risk Management - Derivatives Designated as Hedging Instruments (Fair Value Hedges) (Details)	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Factors and Risk Management
Fixed-rate financial liabilities (as percent)	43.00%	52.00%